INTANGIBLE ASSETS	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
INTANGIBLE ASSETS
INTANGIBLE ASSETS

NOTE 8: INTANGIBLE ASSETS

As of March 31, 2014, patents, technology and other intangibles with contractual terms were generally amortized over their estimated useful lives of five or ten years. When certain events or changes in operating conditions occur, an impairment assessment is performed and lives of intangible assets with determinable lives may be adjusted.

Prior to any impairment adjustment, intangible assets consisted of the following:

	March 31,	December 31,
	2014	2013

Patents	$3,564,319	$3,563,343
Software Development Costs	180,000	—
Licensing	675,000	—
Accumulated Amortization	(588,496)	(489,398)
Intangible Assets, Net	$3,830,823	$3,073,945

Software development costs and licensing intangible assets both have an estimated useful life of 3 years. Software development costs are incurred during the building of the Company’s Internet platform. Licensing costs are those costs incurred to use processes and technologies not developed by the Company. Both software development and licensing costs are subject to annual impairment testing. During the three months ended March 31, 2014, $180,000 was capitalized as software development cost.  During the three months ended March 31, 2014, a total of $675,000 of licenses were purchased by exchanging the Company’s own licenses and were accounted for as a non-cash transaction in accordance with ASC 985-845. See Note 1 for more details.

Amortization expense totaled $99,098 and $88,794 for the three months ended March 31, 2014 and 2013, respectively.

NOTE 5: INTANGIBLE ASSETS

Prior to December 31, 2013, patents, technology and other intangibles with contractual terms were generally amortized over their estimated useful lives of ten years. When certain events or changes in operating conditions occur, an impairment assessment is performed and lives of intangible assets with determinable lives may be adjusted.

Prior to any impairment adjustment, intangible assets consisted of the following:

	December 30,	December 31,
	2013	2012

Patents	$3,563,343	$3,553,651
Accumulated Amortization	(489,398)	(135,030)
Intangible Assets, Net	$3,073,945	$3,418,621

Amortization expense totaled $354,368 and $135,030 for the year ended December 31, 2013 and 2012, respectively.